EARNINGS PER SHARE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	¥ 1,565,139	¥ 955,572	¥ 335,255
Less: Net income attributable to non-controlling interests	944,633	234,554	104,870
Net income attributable to JinkoSolar's ordinary shareholders	620,506	721,018	230,385
Dilutive effects of call option			(462,752)
Numerator for diluted income/(loss) per share	¥ 620,506	¥ 412,679	¥ (232,367)
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	198,004,260	190,672,869	178,938,853
Dilutive effects of call option			(7,500,000)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	200,408,494	205,719,772	171,438,853
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 3.13	¥ 3.78	¥ 1.29
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders	¥ 3.10	¥ 2.01	¥ (1.36)
Share-Based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of share options	2,404,234	540,620
Convertible senior note payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of convertible senior notes		¥ 308,339
Dilutive effects of Convertible notes		14,506,283